Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Treasury Stock (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous equity [abstract]
Number of shares (in shares)	15,967,040	16,014,753
Amounts (In millions of Korean won)	₩ 830,874	₩ 853,108